Property, Plant and Equipment (FY)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 3—Property, Plant and Equipment

Property, plant and equipment were as follows:

(in thousands)	December 31, 2018	December 31, 2017
Office Furniture & Fixtures	$291	$287
Leasehold Improvements	224	224
Software	142	129
Production Equipment	991	926
Computer Equipment	357	277
Capital Lease Asset	309	307
Total	2,314	2,150
Accumulated Depreciation	(1,778)	(1,580)
	$536	$570